SHARE INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2020
SHARE INCENTIVE PLAN
Summary of stock option activity

	Number	Weighted	Weighted average	Weighted average	Aggregate
	of options	average	grant-date	remaining contractual	intrinsic
	outstanding	exercise price	fair value per option	term (years)	value
Options outstanding at January 1, 2020	4,008,558	7.02	3.54	5.14	6,084
Granted	554,000	0.01	2.69	9.82	1,312
Forfeited	(6,100)	8.49	8.51	—	—
Options outstanding at December 31, 2020	4,556,458	6.16	3.43	5.36	2,175
Options vested and expected to vest at December 31, 2020	4,556,458	6.16	3.43	5.36	2,175
Options exercisable at December 31, 2020	3,754,683	6.70	3.40	4.62	2,175

Schedule of fair value assumptions

	As of December 31,
Grant date	2018	2020
Risk-free interest rate	2.73%	0.86%-0.93%
Expected volatility	38%	40%
Expected dividend yield	—	—
Exercise multiples	2.2	2.2
Fair value of underlying ordinary share	17.40	2.38~2.7

Summary of the nonvested shares activities

	Number	Weighted
	of nonvested shares	average grant date	Aggregate
	outstanding	fair value	intrinsic value

Nonvested shares outstanding at January 1, 2020	383,534	11.05	2,090
Granted	333,750	3.03
Vested	(134,408)	12.12

Nonvested shares outstanding at December 31, 2020	582,876	6.21	1,381